INCOME TAXES (Details) - subsidiary	1 Months Ended	12 Months Ended			36 Months Ended
	Aug. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020
Income tax rate (as a percent)		25.00%	25.00%	25.00%
Subsidiaries [Member]
Percentage of income tax exempt	40.00%
West Development | Subsidiaries [Member]
Preferential tax rate	15.00%
Number of subsidiaries that received west development preference status	1
Qiyu | High And New Technology Enterprises
Preferential tax rate					15.00%